Restricted Cash (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restricted Cash (Details) [Line Items]
Additional shares	$ 1.0	$ 1.0
Net tangible asset	5.0
Reclassed to restricted cash	5.4
Series A Preferred Stock [Member]
Restricted Cash (Details) [Line Items]
Additional shares	$ 1.0
Net tangible (in Dollars per share)	$ 10
Envoy Bridge Note, GAT Funding, LLC [Member]
Restricted Cash (Details) [Line Items]
Restricted cash	$ 4.0